Deposits (Schedule of Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Demand, non-interest bearing	$ 115,911	$ 104,006
Interest-bearing demand and money market	122,407	118,429
Savings	98,966	95,449
Time deposits, 250,000 or more	8,456	5,773
Other time deposits	131,928	132,165
Total deposits	$ 477,668	$ 455,822